UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 303 West Madison Street
         Suite 1925
         Chicago, IL 60606

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    312-201-1200
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Chicago, Illinois    April 18, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:   $169369



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Co.           common           025816109      310     7500 SH       SOLE                                       7500
American Home Prod.            common           026609107      329     5600 SH       SOLE                                       5600
Anheuser Busch Co.             common           035229103     1819    39608 SH       SOLE                     3216             36392
Bandag, Inc. Cl. A             common           059815308     2340   108500 SH       SOLE                    98500             10000
Belo Corp.                     common           080555105      400    24300 SH       SOLE                                      24300
Berkshire Hathaway Cl. A       common           084670108     7396      113 SH       SOLE                                        113
Berkshire Hathaway Cl. B       common           084670207     1197      550 SH       SOLE                                        550
Bristol Myers Squibb           common           110122108      463     7800 SH       SOLE                                       7800
CenturyTel Inc.                common           156700106     1604    55800 SH       SOLE                                      55800
Ceridian Corp.                 common           156779100     2029   109700 SH       SOLE                                     109700
Citigroup Inc.                 common           172967101     1361    30248 SH       SOLE                                      30248
Clorox                         common           189054109     5825   185228 SH       SOLE                    96672             88556
Deluxe Corp.                   common           248019101      710    30000 SH       SOLE                    30000
Dentsply Int'l Inc.            common           249030107    14381   394000 SH       SOLE                   219000            175000
Department 56, Inc.            common           249509100     9614  1080200 SH       SOLE                   839400            240800
Energizer Holdings             common           29266R108      571    22849 SH       SOLE                     4000             18849
Equifax Inc.                   common           294429105     1194    38200 SH       SOLE                                      38200
Federal Home Loan              common           313400301    10003   154300 SH       SOLE                     6200            148100
First Data Corp.               common           319963104    16322   273350 SH       SOLE                    68000            205350
First Health Group             common           320960107     6913   157550 SH       SOLE                    82000             75550
Franklin Covey Co.             common           353469109     7221   892545 SH       SOLE                   752500            140045
Gannett Company                common           364730101      932    15600 SH       SOLE                     1000             14600
Gartner Group Cl. A            common           366651107      331    49100 SH       SOLE                                      49100
Gartner Group Cl. B            common           366651206     1534   243457 SH       SOLE                   243041               416
General Electric Co.           common           369604103      791    18900 SH       SOLE                     8700             10200
H&R Block                      common           093671105     7814   156100 SH       SOLE                    87000             69100
Hospitalities Prop. Tr.        common           44106M102     1320    50000 SH       SOLE                    50000
Interpublic Group Co.          common           460690100     1316    38300 SH       SOLE                     3600             34700
Intimate Brands                common           461156101     2692   183140 SH       SOLE                    74150            108990
Jenny Craig, Inc.              common           224206102      684   580000 SH       SOLE                   580000
Johnson & Johnson              common           478160104     3298    37700 SH       SOLE                    13400             24300
K Swiss Cl. A                  common           482686102     1999    78000 SH       SOLE                    63000             15000
Lancaster Colony Corp.         common           513847103     9015   310200 SH       SOLE                   184100            126100
M&F Worldwide                  common           552541104      769   157000 SH       SOLE                   157000
Marsh & McLennan Co.           common           571748102      475     5000 SH       SOLE                                       5000
Masco Corp.                    common           574599106     1678    69500 SH       SOLE                                      69500
NOVA Corporation               common           669784100     1968   106700 SH       SOLE                                     106700
Pfizer Inc.                    common           717081103      651    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    17229   363100 SH       SOLE                   214400            148700
Procter & Gamble Co.           common           742718109     1798    28722 SH       SOLE                     1336             27386
Ralston Purina Group           common           751277302     1939    62250 SH       SOLE                    12000             50250
Reynolds & Reynolds            common           761695105     1501    78000 SH       SOLE                                      78000
Russ Berrie & Co.              common           782233100     3796   150500 SH       SOLE                   107000             43500
SBC Communications             common           78387G103      470    10526 SH       SOLE                                      10526
ServiceMaster Co.              common           81760N109     3041   270788 SH       SOLE                   146200            124588
Torchmark Corp.                common           891027104     1052    27100 SH       SOLE                     7100             20000
Tupperware Corp.               common           899896104     1670    70000 SH       SOLE                    70000
U.S. Bancorp                   common           902973106      233    10049 SH       SOLE                    10049
Unilever NV NY(NEW)            common           904784501      282     5357 SH       SOLE                     5357
Valassis Comm'ns.              common           918866104     1559    53750 SH       SOLE                    50000              3750
Verizon Comm'cations           common           92343V104      217     4392 SH       SOLE                                       4392
Waste Management Inc.          common           94106L109     1482    60000 SH       SOLE                    60000
Wells Fargo & Co.              common           949746104      420     8480 SH       SOLE                                       8480
Wesco Financial Co.            common           950817106     3412    11115 SH       SOLE                                      11115